Schedule of Fair Value of Bitcoin (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 16, 2025
Segment Reporting [Abstract]
Digital Assets	$ 313,378,000	$ 441,791,316